Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Current Assets, Net [Abstract]
Schedule of Current Assets	Other current assets consist of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Prepayment for acquisition of short-term investments	390,000	—
Prepaid operating costs	12,594	7,828
Prepaid miscellaneous daily expenses	16,146	12,974
Equity investments with readily determinable fair value	126	96,343
Other	2,664	4,186
Less: Allowance for current expected credit losses	(1,795)	—
	419,735	121,331